LONG-TERM DEBT (Details) $ / shares in Units, ¥ in Millions			12 Months Ended
	Sep. 19, 2016 USD ($) $ / shares	Jun. 18, 2015 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Sep. 12, 2016 USD ($) $ / shares	Dec. 10, 2015 USD ($) $ / shares	May 26, 2015 USD ($) $ / shares	Aug. 07, 2014 USD ($) $ / shares
LONG-TERM DEBT
Long-term loan | ¥				¥ 10,981					¥ 8,035
Less: Debt issuance costs | ¥				(7)					(47)
Securitization debt | ¥				1,074
Total			$ 2,806,000,000	19,537					¥ 24,146
Fair value of long-term debt, based on Level 2 inputs | ¥				¥ 19,500
Minimum | Securitization Debt [Member]
LONG-TERM DEBT
Period of time between instrument			2 years
Interest rate during period			3.85%	3.85%
Maximum | Securitization Debt [Member]
LONG-TERM DEBT
Period of time between instrument			4 years
Interest rate during period			6.90%	6.90%
Long-term Loans from Commercial Banks
LONG-TERM DEBT
Interest rate (as a percent)			3.65%	3.65%					3.99%
Aggregate principal amount | ¥				¥ 11,000					¥ 8,000
2020 Notes
LONG-TERM DEBT
Long-term loan | ¥									4,813
Interest rate (as a percent)		1.00%
Aggregate principal amount		$ 700,000,000
Debt issuance costs		11,300,000
2020 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion		$ 1,000
Initial conversion rate		9.1942
Initial conversion price (in dollars per share) | $ / shares		$ 108.76
2020 Notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares		6,400,000
2020 Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants		$ 84,400,000
Number of shares that can be purchased from warrants sold | shares		6,400,000
2025 Notes
LONG-TERM DEBT
Long-term loan | ¥									2,750
Interest rate (as a percent)		1.99%
Aggregate principal amount		$ 400,000,000
Debt issuance costs		6,800,000
2025 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion		$ 1,000
Initial conversion rate		9.3555
Initial conversion price (in dollars per share) | $ / shares		$ 106.89
2022 Notes
LONG-TERM DEBT
Long-term loan | ¥				353
Interest rate (as a percent)	1.25%
Aggregate principal amount	$ 975,000,000				$ 924,000,000	¥ 6,600
Debt issuance costs	19,000,000
2022 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion	$ 1,000
Initial conversion rate	15.2688
Initial conversion price (in dollars per share) | $ / shares	$ 65.49
2019 Booking Notes
LONG-TERM DEBT
Interest rate (as a percent)													1.00%
Aggregate principal amount							$ 500,000,000	¥ 3,400					$ 500,000,000
2019 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares													$ 81.36
2020 Booking Notes
LONG-TERM DEBT
Long-term loan | ¥									1,719
Interest rate (as a percent)												1.00%
Aggregate principal amount												$ 250,000,000
2020 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares												$ 104.27
2025 Booking and Hillhouse Notes
LONG-TERM DEBT
Long-term loan | ¥				6,962					¥ 6,876
Interest rate (as a percent)											2.00%
Aggregate principal amount											$ 1,000,000,000
2025 Booking and Hillhouse Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares											$ 68.46
2022 Booking Notes
LONG-TERM DEBT
Long-term loan | ¥				¥ 174
Interest rate (as a percent)										1.25%
Aggregate principal amount										$ 25,000,000
2022 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares										$ 65.49